Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of related party [Abstract]
Disclosure of transactions between related parties
Remuneration of key management (includes the Company's directors and executive team) for the years ended:

	December 31,	December 31,
Expense by nature:	2018	2017

Short-term employee benefits	6.1	8.8
Share-based payments	4.9	4.5
	$11.0	$13.3